Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
7. Regulatory Assets and Liabilities
Regulatory Assets
As at	December 31	December 31
millions of Canadian dollars	2020	2019
Regulatory assets
Deferred income tax regulatory assets	$887	$862
Pension and post-retirement medical plan	394	380
Deferrals related to derivative instruments	65	81
Cost recovery clauses	49	13
Storm restoration regulatory asset	41	38
Environmental remediations	28	26
Stranded cost recovery	26	27
Demand side management ("DSM") deferral	15	19
Unamortized defeasance costs	13	19
Other	66	87
	$1,584	$1,552
Current	$165	$121
Long-term	1,419	1,431
Total regulatory assets	$1,584	$1,552
Regulatory liabilities
Deferred income tax regulatory liabilities	933	985
Accumulated reserve - cost of removal	865	891
Storm reserve	62	62
Cost recovery clauses	31	53
Self-insurance fund (note 32)	28	29
Regulated fuel adjustment mechanism	21	115
Deferrals related to derivative instruments	15	42
Other	6	4
	$1,961	$2,181
Current	$129	$295
Long-term	1,832	1,886
Total regulatory liabilities	$1,961	$2,181

Regulatory Liabilities
As at	December 31	December 31
millions of Canadian dollars	2020	2019
Regulatory assets
Deferred income tax regulatory assets	$887	$862
Pension and post-retirement medical plan	394	380
Deferrals related to derivative instruments	65	81
Cost recovery clauses	49	13
Storm restoration regulatory asset	41	38
Environmental remediations	28	26
Stranded cost recovery	26	27
Demand side management ("DSM") deferral	15	19
Unamortized defeasance costs	13	19
Other	66	87
	$1,584	$1,552
Current	$165	$121
Long-term	1,419	1,431
Total regulatory assets	$1,584	$1,552
Regulatory liabilities
Deferred income tax regulatory liabilities	933	985
Accumulated reserve - cost of removal	865	891
Storm reserve	62	62
Cost recovery clauses	31	53
Self-insurance fund (note 32)	28	29
Regulated fuel adjustment mechanism	21	115
Deferrals related to derivative instruments	15	42
Other	6	4
	$1,961	$2,181
Current	$129	$295
Long-term	1,832	1,886
Total regulatory liabilities	$1,961	$2,181